QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

 Date of reporting period: 12/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

Perkins Discovery Fund
Schedule of Investments
December 31, 2019 (unaudited)

		Shares	Fair Value
99.46%	COMMON STOCKS

2.28%	CONSUMER DISCRETIONARY
	Sportsman’s Warehouse Holdings, Inc.*	33,500	$269,005

24.80%	HEALTH CARE DRUGS/SERVICES
	Champions Oncology, Inc.*	37,500	312,375
	Interpace Biosciences, Inc.*	217,500	108,750
	NeoGenomics, Inc.*	35,000	1,023,750
	Veracyte, Inc.*	25,000	698,000
	Vericel Corp.*	45,000	783,000
			2,925,875

14.46%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.*	19,700	640,447
	Cardiovascular Systems, Inc.*	20,000	971,800
	Fluidigm Corp.*	27,000	93,960
			1,706,207

21.12%	HEALTH CARE SUPPLIES
	Antares Pharma, Inc.*	74,500	350,150
	Apyx Medical Corp.*	37,500	317,250
	Axogen, Inc.*	37,500	670,875
	BioLife Solutions, Inc.*	19,000	307,420
	Chembio Diagnostics, Inc.*	25,000	114,000
	Cryoport, Inc.*	19,000	312,740
	Option Care Health, Inc.*	60,500	225,665
	Sensus Healthcare, Inc.*	22,500	79,650
	ViewRay, Inc.*	27,000	113,940
			2,491,690

11.54%	HEALTH CARE SUPPORT
	BioTelemetry, Inc.*	15,000	694,500
	Natera, Inc.*	15,500	522,195
	Rockwell Medical, Inc.*	59,000	143,960
			1,360,655

1.90%	HEALTH CARE TECHNOLOGY
	HTG Molecular Diagnostics, Inc.*	62,500	43,869
	OptimizeRx Corp.*	17,500	179,725
			223,594

1.86%	INDUSTRIAL
	Capstone Turbine Corp.*	20,000	61,200
	Radiant Logistics, Inc.*	28,500	158,745
			219,945

14.70%	INFORMATION TECHNOLOGY
	Airgain, Inc.*	14,500	155,005
	Akoustis Technologies, Inc.*	20,000	160,000
	Perficient, Inc.*	8,000	368,560
	The Rubicon Project, Inc.*	82,500	673,200
	USA Technologies, Inc.*	35,500	262,700
	Veritone, Inc.*	46,000	114,540
			1,734,005

Perkins Discovery Fund
Schedule of Investments
December 31, 2019 (unaudited)

		Shares	Fair Value
0.43%	OIL & GAS
	Profire Energy, Inc.*	35,000	$50,750

6.37%	SOFTWARE SERVICES
	Asure Software, Inc.*	30,000	245,400
	ePlus Inc.*	6,000	505,740
			751,140

99.46%	TOTAL COMMON STOCKS		11,732,866

0.95%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market Government Portfolio
	Institutional Class 1.49%**	112,392	112,392

100.41%	TOTAL INVESTMENTS		11,845,258
-0.41%	Liabilities in excess of other assets		(49,122)
100.00%	NET ASSETS		$11,796,136

* Non-income producing

** Effective 7 day yield as of December 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$11,732,866	$—	$—	$11,732,866
Short-Term Investments	112,392	—	—	112,392
Total Investments	$11,845,258	$—	$—	$11,845,258

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,926,680 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,854,777
Gross unrealized depreciation	(936,199)
Net unrealized appreciation	$5,918,578

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	February 24, 2020

By:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer

Date:	February 24, 2020